Research Collaboration and License Agreement - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Research Collaboration And License Agreement [Line Items]
Revenues		$ 42.0
Research and Development Agreement [Member] | Pfizer [Member]
Research Collaboration And License Agreement [Line Items]
Upfront payment received	$ 15.0
Performance obligation transaction price	27.0
Received towards delivery of license and reimbursement of research activities		$ 42.0
Research and Development Agreement [Member] | Pfizer [Member] | Based on License [Member]
Research Collaboration And License Agreement [Line Items]
Performance obligation transaction price	25.6
Research and Development Agreement [Member] | Pfizer [Member] | Based on Research Activities [Member]
Research Collaboration And License Agreement [Line Items]
Performance obligation transaction price	1.4
Research and Development Agreement [Member] | Pfizer [Member] | Early Development and Regulatory Milestones [Member]
Research Collaboration And License Agreement [Line Items]
Milestone payment receivable	80.0
Research and Development Agreement [Member] | Pfizer [Member] | Non Early Stage Development Milestones [Member] | Non Exercise of Co-Funding And Co-Promotion Option [Member]
Research Collaboration And License Agreement [Line Items]
Milestone payment receivable	165.0
Research and Development Agreement [Member] | Pfizer [Member] | Non Early Stage Development Milestones [Member] | Exercise of Co-Funding And Co-Promotion Option [Member]
Research Collaboration And License Agreement [Line Items]
Milestone payment receivable	70.0
Research and Development Agreement [Member] | Pfizer [Member] | Specified Sales Based Milestones [Member]
Research Collaboration And License Agreement [Line Items]
Milestone payment receivable	$ 235.0